Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities

Note 13: Accrued Liabilities

A summary of other accrued liabilities as of December 31, 2011 and 2010 is as follows:

	2011	2010
	(in millions)
Value-added taxes and other taxes payable	$974	$738
Marketing and sales incentive programs	1,028	774
Warranty and campaigns	404	350
Accrued payroll	311	275
Legal reserves	229	237
Accrued income tax liability	140	169
Deferred income	143	136
Accrued interest	77	91
Defined benefit and other retirement plan obligations	141	74
Current deferred tax liability	129	56
Customer advances	83	51
Restructuring	6	15
Other	258	379

Total accrued liabilities	$3,923	$3,345